NON-CONTROLLING INTEREST	12 Months Ended
Mar. 31, 2013
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST
Note 12 - Non-controlling Interest

Non-controlling interest consisted of the following:

	Contributed and additional paid-in capital	Earnings and losses	Other Comprehensive Income	Total non-controlling interest

Balance at March 31, 2012	$-	$-	$-	$-

Current period earnings and losses	-	(214,082)	-	(214,082)

Balance at March 31, 2013	$-	$(214,082)	$-	$(214,082)